Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of present summary information by segment

The following tables present summary information by segment for the years ended June 30, 2026, 2025 and 2024, respectively:

	Years Ended June 30, 2026
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	7,027,837	236,965	7,264,802
Revenue – Related parties	39,889	436,496	476,385
Less: Cost of revenue – Third parties	(5,091,398)	(619,470)	(5,710,868)
Less: Cost of revenue – Related parties	(387,535)	-	(387,535)
Gross profit	1,588,793	53,991	1,642,784

Less: Salaries and benefits	(852,332)	(137,996)	(990,328)
Depreciation and amortization	(278,345)	(13,939)	(292,284)
Selling, general and administrative expenses	(1,796,881)	(224,505)	(2,021,386)
Share based compensation	(1,536,095)	(7,360)	(1,543,455)
Other segment items, net	14,952	2,337	17,289
Segment profit/loss before income tax	(2,859,909)	(327,471)	(3,187,380)

	Years Ended June 30, 2025
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	6,878,650	275,844	7,154,494
Revenue – Related parties	55,200	437,045	492,245
Less: Cost of revenue – Third parties	(5,167,312)	(736,068)	(5,903,380)
Less: Cost of revenue – Related parties	(463,241)	-	(463,241)
Gross profit	1,303,297	(23,179)	1,280,118
Less: Salaries and benefits	(1,315,932)	(253,837)	(1,569,769)
Depreciation and amortisation	(114,098)	(57,920)	(172,018)
Selling, general and administrative expenses	(2,601,275)	(68,120)	(2,669,395)
Share based compensation	(414,051)	-	(414,051)
Other segment items, net	153,788	7,521	161,309
Segment profit/loss before income tax	(2,988,271)	(395,535)	(3,383,806)

	Years Ended June 30, 2024
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	12,813,694	731,297	13,544,991
Revenue – Related parties	43,994	379,550	423,544
Less: Cost of revenue – Third parties	(10,369,234)	(934,394)	(11,303,628)
Less: Cost of revenue – Related parties	(126,534)	-	(126,534)
Gross profit	2,361,920	176,453	2,538,373
Less: Salaries and benefits	(3,797,677)	(248,015)	(4,045,692)
Depreciation and amortisation	(112,783)	(36,295)	(149,078)
Selling, general and administrative expenses	(4,843,898)	(83,686)	(4,927,584)
Share based compensation	(9,119,764)	-	(9,119,764)
Other segment items, net	79,094	2,665	81,759
Segment profit/loss before income tax	(15,433,108)	(188,878)	(15,621,986)